                Prudential Annuities Life Assurance Corporation

              Advanced Series Cornerstone ("AS Cornerstone")(SM)
                  Advanced Series XTRA Credit Six ("XT6")(SM)
                  Advanced Series Lifevest II ("ASL II")(SM)

                        Supplement dated July 24, 2009
                                      To
                         Prospectus dated May 1, 2009

This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

In the section entitled "Expense Examples" appearing on page 15 of the prospectus, there are examples of expenses that you would pay for each Annuity at the end of the stated time periods under hypothetical assumptions described in the section. The tables of Expense Examples appearing at the bottom of the section are replaced in their entirety with the following revised tables:

If you surrender your Annuity at the end of the applicable time period:/1/

                          1 yr        3 yrs        5 yrs       10 yrs
                      -----------  -----------  -----------  -----------
       AS Cornerstone    $1,372      $2,524       $3,690       $6,876
       ASL II             $686       $2,059       $3,435       $6,901
       XT6/3/            $1,587      $2,862       $4,039       $7,010

If you annuitize your Annuity at the end of the applicable time period:/2/

                          1 yr        3 yrs        5 yrs       10 yrs
                      -----------  -----------  -----------  -----------
       AS Cornerstone     N/A        $2,024       $3,390       $6,876
       ASL II             $686       $2,059       $3,435       $6,901
       XT6/3/             N/A          N/A        $3,439       $6,910

If you do not surrender your Annuity:

                          1 yr        3 yrs        5 yrs       10 yrs
                      -----------  -----------  -----------  -----------
       AS Cornerstone     $672       $2,024       $3,390       $6,876
       ASL II             $686       $2,059       $3,435       $6,901
       XT6/3/             $687       $2,062       $3,439       $6,910
--------
/1/ There is no CDSC for ASL II. See "Summary of Contract Fees and Charges" for the CDSC schedule for each Annuity.
/2/ If you own XT6, you may not annuitize in the first three (3) Annuity Years. If you own AS Cornerstone, you may not annuitize in the first Annuity Year.
/3/ XT6 Annuities purchased prior to November 20, 2006 are subject to a different CDSC schedule. Expense examples calculations for XT6 Annuities are not adjusted to reflect the Purchase Credit. If the Purchase Credit were reflected in the calculations, expenses would be higher.